Segment (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of operating segment results

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
LiDAR segment
Revenue:
Product revenues	686,533	1,127,900	1,738,027
Service revenues	14,702	50,803	112,099
Cost:
Cost of products sold	326,160	707,617	1,176,472
Cost of service revenues	4,609	12,683	30,329
Segment profit	370,466	458,403	643,325

Gas detection segment
Gas detection product revenues	19,533	23,967	26,863
Cost of products sold	8,203	10,383	8,810
Segment profit	11,330	13,584	18,053

Total segment profit	381,796	471,987	661,378

Schedule of reconciliation of the reportable segments' to consolidated loss before income tax

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total profit for reportable segments	381,796	471,987	661,378
Unallocated amounts*
Sales and marketing expenses	(69,266)	(104,835)	(148,798)
General and administrative expenses	(236,713)	(201,007)	(320,144)
Research and development expenses	(368,435)	(555,179)	(790,547)
Other operating income, net	27,333	10,817	26,520
Interest income	32,584	58,734	99,813
Interest expenses	—	—	(3,069)
Foreign exchange (loss) gains	(13,275)	20,858	(452)
Other (loss) income, net	118	(2,161)	34
Loss before income tax	(245,858)	(300,786)	(475,265)

*The Group does not distinguish expenses between segments in its internal reporting, and reports expenses by nature as a whole.

Schedule of long-term assets disaggregated by the different geographic locations

	As of December 31,
	2022	2023
	RMB	RMB
Mainland China	665,511	1,144,643
Thailand	—	39,312
North America	14,351	2,146
Switzerland	—	103
Total long-term assets	679,862	1,186,204